UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                     FORM 13F

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment: |_|; Amendment Number:
This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBO & CO, LLC
Address: P.O. BOX 306
         ST. HELENA, CA 94574

Form 13F File Number: 28-10006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John M. Oliver
Title: Chief Compliance Officer
Phone: (707) 963 1231

Signature, Place, and Date of Signing:

/s/ John M. Oliver              St. Helena, CA                     May 9, 2012
-----------------------        --------------------------        ---------------
     [Signature]                     [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        NONE
                                          -----------

Form 13F Information Table Entry Total:       55
                                          -----------

Form 13F Information Table Value Total:   $188,843,150
                                          ------------
                                          (thousands)

List of Other Included Managers:

NONE

AS OF 03/31/12
                                                            Market       Total       3/31/12                 Discr-   Voting
Name of Issuer        Symbol         Class   Cusip           Value      Shares        PRICE                   etion    Auth
3M CO                 MMM            com     88579Y10     $  1,442,883    16174  $     89.21  MMM Equity     sole     none
ABBOTT LABS           ABT            com      2069485     $  4,742,865    77384  $     61.29  ABT Equity     sole     none
ALTRIA GROUP INC      MO             com     02209S10     $  6,069,474   196614  $     30.87  MO Equity      sole     none
AT&T INC              T              com     00206R10     $    420,106    13452  $     31.23  T Equity       sole     none
BANCO LATINOAM-E      BLX            com      2069485     $  6,069,948   287539  $     21.11  BLX Equity     sole     none
BANK NY MELLON        BK             com     06405810     $  1,785,306    73987  $     24.13  BK Equity      sole     none
BANK OF AMER CRP      BAC H          com     06050576     $  1,336,522    52025  $     25.69  BAC H Pfd      sole     none
BANK OF AMER CRP      BML L          com     06050558     $  1,361,137    67383  $     20.20  BML L Pfd      sole     none
BANK OF AMER CRP      BAC E          com     06050581     $    891,761    43543  $     20.48  BAC E Pfd      sole     none
BERKSHIRE HATH-A      BRK/A          com     08467010     $    487,600        4  $121,900.00  BRK/A Equity   sole     none
BERKSHIRE HATH-B      BRK/B          com     08467070     $  3,484,338    42937  $     81.15  BRK/B Equity   sole     none
BROWN-FORMAN -B       BF/B           com     11563720     $  3,264,218    39144  $     83.39  BF/B Equity    sole     none
CAPITOL FEDERAL       CFFN           com     14057J10     $    748,250    62984  $     11.88  CFFN Equity    sole     none
CATERPILLAR INC       CAT            com     14912310     $  3,829,607    35952  $    106.52  CAT Equity     sole     none
CHEVRON CORP          CVX            com     16676410     $  3,766,180    35129  $    107.21  CVX Equity     sole     none
COCA-COLA CO/THE      KO             com     19121610     $    671,419     9072  $     74.01  KO Equity      sole     none
COMMONWEALTH REI      CWH            com     20323310     $  1,281,819    68841  $     18.62  CWH Equity     sole     none
COMPASS DIVERSIF      CODI           com     20451Q10     $  5,093,380   344380  $     14.79  CODI Equity    sole     none
CONSTELLATION-A       STZ            com     21036P10     $  1,628,135    69018  $     23.59  STZ Equity     sole     none
DOMINION RES/VA       D              com     25746U10     $  3,146,394    61441  $     51.21  D Equity       sole     none
EQUITY ONE INC        EQY            com     29475210     $  3,633,655   179706  $     20.22  EQY Equity     sole     none
EXXON MOBIL CORP      XOM            com     30231G10     $  8,447,849    97404  $     86.73  XOM Equity     sole     none
FRANKLIN RES INC      BEN            com     35461310     $  1,767,676    14252  $    124.03  BEN Equity     sole     none
GENERAL ELECTRIC      GE             com     36960410     $  2,486,432   123888  $     20.07  GE Equity      sole     none
GOLDMAN SACHS GP      GS A           com     38143Y66     $  3,917,152   201811  $     19.41  GS A Pfd       sole     none
GOVERNMENT PROPE      GOV            com     38376A10     $  6,216,860   257854  $     24.11  GOV Equity     sole     none
GRACO INC             GGG            com     38410910     $  3,496,336    65894  $     53.06  GGG Equity     sole     none
HJ HEINZ CO           HNZ            com     42307410     $  1,102,916    20596  $     53.55  HNZ Equity     sole     none
IBM                   IBM            com     45920010     $  3,953,709    18949  $    208.65  IBM Equity     sole     none
INTEL CORP            INTC           com     45814010     $  3,736,905   132915  $     28.12  INTC Equity    sole     none
JOHNSON&JOHNSON       JNJ            com     47816010     $ 11,756,051   178230  $     65.96  JNJ Equity     sole     none
JPMORGAN CHASE        JPM            com     46625H10     $  2,024,867    44038  $     45.98  JPM Equity     sole     none
KIMBERLY-CLARK        KMB            com     49436810     $  2,790,013    37759  $     73.89  KMB Equity     sole     none
KINDER MORGAN EN      KMP            com     49455010     $  1,420,735    17169  $     82.75  KMP Equity     sole     none
KRAFT FOODS INC       KFT            com     50075N10     $  3,543,482    93225  $     38.01  KFT Equity     sole     none
LIBERTY INTERA-A      LINTA          com     53071M10     $  2,672,104   139974  $     19.09  LINTA Equity   sole     none
LOCKHEED MARTIN       LMT            com     53983010     $  4,417,248    49157  $     89.86  LMT Equity     sole     none
MCDONALDS CORP        MCD            com     58013510     $  4,348,871    44331  $     98.10  MCD Equity     sole     none
ML CAP TRUST V        MER F          com     59021K20     $    522,320    21002  $     24.87  MER F Pfd      sole     none
ORITANI FINANCIA      ORIT           com     68633D10     $  2,943,898   200538  $     14.68  ORIT Equity    sole     none
OXFORD INDS INC       OXM            com     69149730     $  8,524,191   167733  $     50.82  OXM Equity     sole     none
PEPSICO INC           PEP            com     71344810     $  7,189,553   108358  $     66.35  PEP Equity     sole     none
PHILIP MORRIS IN      PM             com     71817210     $ 13,934,454   157256  $     88.61  PM Equity      sole     none
PROGRESS ENERGY       PGN            com     74326310     $  2,732,881    51457  $     53.11  PGN Equity     sole     none
REDWOOD TRUST         RWT            com     75807540     $  5,234,477   467364  $     11.20  RWT Equity     sole     none
SCRIPPS NET-CL A      SNI            com     81106510     $  1,543,522    31701  $     48.69  SNI Equity     sole     none
SOTHEBY'S             BID            com     83589810     $  1,685,404    42842  $     39.34  BID Equity     sole     none
STAPLES INC           SPLS           com     85503010     $  2,578,986   159295  $     16.19  SPLS Equity    sole     none
SYMETRA FINANCIA      SYA            com     87151Q10     $  3,129,081   271386  $     11.53  SYA Equity     sole     none
T ROWE PRICE GRP      TROW           com     74144T10     $  1,528,804    23412  $     65.30  TROW Equity    sole     none
TRAVELERS COS IN      TRV            com     89417E10     $  2,661,691    44961  $     59.20  TRV Equity     sole     none
VERIZON COMMUNIC      VZ             com     92343V10     $  2,851,117    74578  $     38.23  VZ Equity      sole     none
WALT DISNEY CO        DIS            com     25468710     $  3,470,528    79272  $     43.78  DIS Equity     sole     none
WESTAMERICA BANC      WABC           com     95709010     $  4,385,040    91355  $     48.00  WABC Equity    sole     none
WINDSTREAM CORP       WIN            com     97381W10     $    673,002    57497  $     11.71  WIN Equity     sole     none
                                                          $188,843,150